SCHEDULE OF UNDISCOUNTED REPAYMENTS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowing costs [abstract]
December 31, 2024	$ 46,680
December 31, 2025	38,427
Total	$ 85,107	$ 135,971	$ 192,651